Goodwill - Schedule of Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Net (Including Goodwill) [Abstract]
Balance at beginning of period		$ 679,351	$ 698,416	$ 681,017
Goodwill acquired				289,951
Goodwill sold			(2,652)
Goodwill impairment	$ 0	0		(214,515)	$ 0
Goodwill held for sale				(52,996)
Measurement period and other adjustments			3,577	(3,093)
ChinaCo Deconsolidation (Note 6)			(28,692)
Effect of foreign currency exchange rate changes			8,702	(1,948)
Balance at end of period	$ 678,668	$ 678,668	$ 679,351	$ 698,416	$ 681,017